Restructuring (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring
Schedule of Restructuring Expenses

€ millions	2019	2018	2017
Employee-related restructuring expenses	-1,111	-19	-180
Onerous contract-related restructuring expenses and restructuring-related impairment losses	-19	0	-2
 Restructuring expenses	-1,130	-19	-182

Summary of restructuring provisions

€ millions	Restructuring Provisions
1/1/2019	24
Addition	1,125
Utilization	-938
Release	-4
Currency impact	1
12/31/2019	208
Total provisions	746
Restructuring provisions as % of total provisions	28

Schedule of Restructuring Expenses by Functional Area

€ millions	2019	2018	2017
Cost of cloud and software	-138	-3	-55
Cost of services	-154	-3	-118
Research and development	-467	-3	-9
Sales and marketing	-299	-11	-2
General and administration	-71	0	2
 Restructuring expenses	-1,130	-19	-182